CONSOLIDATING FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONSOLIDATING FINANCIAL STATEMENTS
CONSOLIDATING FINANCIAL STATEMENTS

On January 18, 2011, the Company repaid the outstanding $297.6 million principal amount outstanding of its 7-3/8% Notes (see Note M – “Long-Term Obligations”).  As a result of the Company’s redemption of the 7-3/8% Notes, as of February 7, 2011, the 4% Convertible Notes, 8% Notes and 10-7/8% Notes were jointly and severally guaranteed by the following wholly-owned subsidiaries of the Company (the “Wholly-owned Guarantors”): A.S.V., Inc., CMI Terex Corporation, Duvalpilot Equipment Outfitters, LLC, Fantuzzi Noell USA, Inc., Genie Financial Services, Inc., Genie Holdings, Inc., Genie Industries, Inc., Genie International, Inc., GFS National, Inc., Loegering Mfg. Inc., Powerscreen Holdings USA Inc., Powerscreen International LLC, Powerscreen North America Inc., Powerscreen USA, LLC, Schaeff Incorporated, Schaeff of North America, Inc., Terex Advance Mixer, Inc., Terex Aerials, Inc., Terex Financial Services, Inc., Terex South Dakota, Inc., Terex USA, LLC, Terex Utilities, Inc. and Terex Washington, Inc.  All of the guarantees are full and unconditional.  The guarantees of the Wholly-owned Guarantors are subject to release in limited circumstances only upon the occurrence of certain customary conditions. No subsidiaries of the Company except the Wholly-owned Guarantors have provided a guarantee of the 4% Convertible Notes, 8% Notes and 10-7/8% Notes.

The following summarized condensed consolidating financial information for the Company segregates the financial information of Terex Corporation, the Wholly-owned Guarantors and the non-guarantor subsidiaries.  The results and financial position of businesses acquired are included from the dates of their respective acquisitions.

Terex Corporation consists of parent company operations and non-guarantor subsidiaries directly owned by the parent company.  Subsidiaries of the parent company are reported on the equity basis.  Wholly-owned Guarantors combine the operations of the Wholly-owned Guarantor subsidiaries.  Subsidiaries of Wholly-owned Guarantors that are not themselves guarantors are reported on the equity basis.  Non-guarantor subsidiaries combine the operations of subsidiaries which have not provided a guarantee of the obligations of Terex Corporation under the 4% Convertible Notes, 8% Notes and 10-7/8% Notes.  Debt and goodwill allocated to subsidiaries are presented on a “push-down” accounting basis.

The Company revised its Condensed Consolidating Financial Statements to correct the presentation of intercompany activities between the Company, the Wholly-owned Guarantors and the non-guarantor subsidiaries for investments, loans, capital contributions and repayments. There were no changes to any of the Company's Condensed Consolidated Financial Statements. The impact of these revisions are shown in Note P – “Consolidating Financial Statements” to our unaudited condensed consolidated financial statements included in our Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2012.

TEREX CORPORATION
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
YEAR ENDED DECEMBER 31, 2011
(in millions)

	Terex Corporation	Wholly-owned Guarantors	Non-guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Net sales	$336.9	$2,340.8	$4,654.9	$(828.0)	$6,504.6
Cost of goods sold	(301.2)	(2,044.0)	(4,027.1)	828.0	(5,544.3)
Gross profit	35.7	296.8	627.8	—	960.3
Selling, general and administrative expenses	(23.5)	(226.2)	(629.4)	—	(879.1)
Income (loss) from operations	12.2	70.6	(1.6)	—	81.2
Interest income	161.5	201.0	15.7	(363.9)	14.3
Interest expense	(302.9)	(74.3)	(121.6)	363.9	(134.9)
(Loss) income from subsidiaries	75.8	(7.3)	—	(68.5)	—
Loss on early extinguishment of debt	(7.7)	—	—	—	(7.7)
Other income (expense) - net	92.7	(13.8)	52.7	—	131.6
Income (loss) from continuing operations before income taxes	31.6	176.2	(54.8)	(68.5)	84.5
(Provision for) benefit from income taxes	15.9	(66.1)	(0.2)	—	(50.4)
Income (loss) from continuing operations	47.5	110.1	(55.0)	(68.5)	34.1
Income from discontinued operations - net of tax	—	—	5.8	—	5.8
Loss on disposition of discontinued operations - net of tax	(2.3)	—	3.1	—	0.8
Net income (loss)	45.2	110.1	(46.1)	(68.5)	40.7
Net loss attributable to noncontrolling interest	—	—	4.5	—	4.5
Net income (loss) attributable to Terex Corporation	$45.2	$110.1	$(41.6)	$(68.5)	$45.2

Comprehensive income (loss), net of tax	$(180.7)	$139.5	$(106.1)	$(38.8)	$(186.1)
Comprehensive loss (income) attributable to noncontrolling interest	$—	$—	$5.4	$—	$5.4
Comprehensive income (loss) attributable to Terex Corporation	$(180.7)	$139.5	$(100.7)	$(38.8)	$(180.7)

TEREX CORPORATION
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
YEAR ENDED DECEMBER 31, 2010
(in millions)

	Terex Corporation	Wholly-owned Guarantors	Non-guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Net sales	$218.9	$1,619.2	$3,141.4	$(561.3)	$4,418.2
Cost of goods sold	(200.8)	(1,439.4)	(2,736.4)	561.3	(3,815.3)
Gross profit	18.1	179.8	405.0	—	602.9
Selling, general and administrative expenses	(79.4)	(187.6)	(409.7)	—	(676.7)
Loss from operations	(61.3)	(7.8)	(4.7)	—	(73.8)
Interest income	56.2	193.1	28.0	(267.5)	9.8
Interest expense	(323.0)	(77.3)	(12.6)	267.5	(145.4)
Income (loss) from subsidiaries	440.9	(3.9)	—	(437.0)	—
Loss on early extinguishment of debt	(1.4)	—	—	—	(1.4)
Other expense - net	(1.6)	17.6	(43.5)	—	(27.5)
(Loss) income from continuing operations before income taxes	109.8	121.7	(32.8)	(437.0)	(238.3)
Benefit from (provision for) income taxes	119.2	(45.2)	(47.2)	—	26.8
(Loss) income from continuing operations	229.0	76.5	(80.0)	(437.0)	(211.5)
Loss from discontinued operations – net of tax	(3.5)	(2.3)	(9.5)	—	(15.3)
Gain on disposition of discontinued operations - net of tax	133.0	76.9	379.4	—	589.3
Net income (loss)	358.5	151.1	289.9	(437.0)	362.5
Net income attributable to noncontrolling interest	—	—	(4.0)	—	(4.0)
Net income (loss) attributable to Terex Corporation	$358.5	$151.1	$285.9	$(437.0)	$358.5

Comprehensive income (loss), net of tax	422.9	152.0	295.3	(443.2)	427.0
Comprehensive loss (income) attributable to noncontrolling interest	—	—	(4.1)	—	(4.1)
Comprehensive income (loss) attributable to Terex Corporation	422.9	152.0	291.2	(443.2)	422.9

TEREX CORPORATION
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
YEAR ENDED DECEMBER 31, 2009
(in millions)

	Terex Corporation	Wholly-owned Guarantors	Non-guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Net sales	$135.8	$1,200.0	$2,806.0	$(283.4)	$3,858.4
Cost of goods sold	(143.1)	(1,200.7)	(2,501.0)	283.4	(3,561.4)
Gross profit	(7.3)	(0.7)	305.0	—	297.0
Selling, general and administrative expenses	(63.7)	(213.8)	(421.2)	—	(698.7)
Loss from operations	(71.0)	(214.5)	(116.2)	—	(401.7)
Interest income	159.0	178.1	37.1	(369.3)	4.9
Interest expense	(294.8)	(76.5)	(117.4)	369.3	(119.4)
Income (loss) from subsidiaries	(231.6)	(20.3)	—	251.9	—
Loss on early extinguishment of debt	(3.3)	—	—	—	(3.3)
Other expense - net	(6.5)	6.0	(3.8)	—	(4.3)
(Loss) income from continuing operations before income taxes	(448.2)	(127.2)	(200.3)	251.9	(523.8)
Benefit from income taxes	78.0	38.5	0.9	—	117.4
(Loss) income from continuing operations	(370.2)	(88.7)	(199.4)	251.9	(406.4)
Income (loss) from discontinued operations – net of tax	(17.4)	(2.6)	41.7	—	21.7
Loss on disposition of discontinued operations - net of tax	(10.8)	(1.8)	—	—	(12.6)
Net (loss) income	(398.4)	(93.1)	(157.7)	251.9	(397.3)
Net income attributable to noncontrolling interest	—	(0.5)	(0.6)	—	(1.1)
Net (loss) income attributable to Terex Corporation	$(398.4)	$(93.6)	$(158.3)	$251.9	$(398.4)

Comprehensive income (loss), net of tax	(280.1)	(84.9)	(103.2)	190.4	(277.8)
Comprehensive loss (income) attributable to noncontrolling interest	—	(0.5)	(1.8)	—	(2.3)
Comprehensive income (loss) attributable to Terex Corporation	(280.1)	(85.4)	(105.0)	190.4	(280.1)

TEREX CORPORATION
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2011
(in millions)

	Terex Corporation	Wholly-owned Guarantors	Non-guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$264.0	$2.3	$507.8	$—	$774.1
Trade receivables - net	32.0	229.1	917.0	—	1,178.1
Intercompany receivables	48.9	118.3	74.8	(242.0)	—
Inventories	71.3	378.8	1,308.0	—	1,758.1
Other current assets	118.0	38.2	186.7	—	342.9
Total current assets	534.2	766.7	2,994.3	(242.0)	4,053.2
Property, plant and equipment - net	62.8	109.6	663.1	—	835.5
Goodwill	—	149.6	1,083.3	—	1,232.9
Non-current intercompany receivables	1,272.8	1,236.7	40.3	(2,549.8)	—
Investment in and advances to (from) subsidiaries	2,698.6	68.8	42.6	(2,750.8)	59.2
Other assets	113.4	186.1	583.1	—	882.6
Total assets	$4,681.8	$2,517.5	$5,406.7	$(5,542.6)	$7,063.4

Liabilities and Stockholders’ Equity
Current liabilities
Notes payable and current portion of long-term debt	$4.6	$0.1	$72.3	$—	$77.0
Trade accounts payable	29.6	164.8	570.2	—	764.6
Intercompany payables	—	49.3	192.7	(242.0)	—
Accruals and other current liabilities	95.8	122.8	830.7	—	1,049.3
Total current liabilities	130.0	337.0	1,665.9	(242.0)	1,890.9
Long-term debt, less current portion	1,261.6	1.8	960.0	—	2,223.4
Non-current intercompany payables	1,201.0	—	1,348.8	(2,549.8)	—
Other non-current liabilities	178.9	37.8	544.0	—	760.7
Total stockholders’ equity	1,910.3	2,140.9	888.0	(2,750.8)	2,188.4
Total liabilities and stockholders’ equity	$4,681.8	$2,517.5	$5,406.7	$(5,542.6)	$7,063.4

TEREX CORPORATION
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2010
(in millions)

	Terex Corporation	Wholly-owned Guarantors	Non-guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$164.2	$2.0	$728.0	$—	$894.2
Investments in marketable securities	520.9	0.5	—	—	521.4
Trade receivables - net	22.9	208.7	550.9	—	782.5
Intercompany receivables	9.5	93.1	44.1	(146.7)	—
Inventories	66.3	341.6	1,040.8	—	1,448.7
Other current assets	154.6	37.4	130.1	—	322.1
Total current assets	938.4	683.3	2,493.9	(146.7)	3,968.9
Property, plant and equipment - net	54.6	112.5	406.4	—	573.5
Goodwill	—	154.1	338.8	—	492.9
Non-current intercompany receivables	709.3	1,019.0	40.7	(1,769.0)	—
Investment in and advances to (from) subsidiaries	2,785.1	72.1	(5.4)	(2,823.1)	28.7
Other assets	69.6	187.2	195.6	—	452.4
Total assets	$4,557.0	$2,228.2	$3,470.0	$(4,738.8)	$5,516.4
Liabilities and Stockholders’ Equity
Current liabilities
Notes payable and current portion of long-term debt	$297.2	$0.2	$49.4	$—	$346.8
Trade accounts payable	24.9	130.3	414.8	—	570.0
Intercompany payables	43.1	26.5	77.1	(146.7)	—
Accruals and other current liabilities	127.7	87.1	542.6	—	757.4
Total current liabilities	492.9	244.1	1,083.9	(146.7)	1,674.2
Long-term debt, less current portion	879.6	119.3	340.6	—	1,339.5
Non-current intercompany payables	967.2	—	801.8	(1,769.0)	—
Other non-current liabilities	134.1	52.1	205.1	—	391.3
Total stockholders’ equity	2,083.2	1,812.7	1,038.6	(2,823.1)	2,111.4
Total liabilities and stockholders’ equity	$4,557.0	$2,228.2	$3,470.0	$(4,738.8)	$5,516.4

TEREX CORPORATION
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2011
(in millions)

	Terex Corporation	Wholly-owned Guarantors	Non-guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Net cash provided by (used in) operating activities of continuing operations	$(10.7)	$17.0	$12.8	$—	$19.1
Cash flows from investing activities
Capital expenditures	(10.4)	(22.5)	(46.2)	—	(79.1)
Acquisition of business, net of cash acquired	—	(2.0)	(1,033.2)	—	(1,035.2)
Proceeds from disposition of discontinued operations	—	—	0.5	—	0.5
Investments in derivative securities	(16.1)	—	—	—	(16.1)
Proceeds from sale of assets	531.8	0.1	7.7	—	539.6
Intercompany investing activities	(526.1)	12.6	(47.6)	561.1	—
Other investing activities, net	—	—	(2.2)	—	(2.2)
Net cash (used in) provided by investing activities of continuing operations	(20.8)	(11.8)	(1,121.0)	561.1	(592.5)
Cash flows from financing activities
Repayments of debt	(298.8)	(0.5)	(144.9)	—	(444.2)
Proceeds from issuance of debt	455.5	1.9	469.3	—	926.7
Payment of debt issuance cost	(26.6)	—	—	—	(26.6)
Purchase of noncontrolling interest	—	(6.3)	—	—	(6.3)
Intercompany financing activities	(2.5)	—	563.6	(561.1)	—
Other financing activities, net	3.7	—	0.9	—	4.6
Net cash provided by (used in) financing activities of continuing operations	131.3	(4.9)	888.9	(561.1)	454.2
Cash flows from discontinued operations
Net cash used in operating activities of discontinued operations	—	—	—	—	—
Net cash provided by investing activities of discontinued operations	—	—	—	—	—
Net cash provided by financing activities of discontinued operations	—	—	—	—	—
Net cash used in discontinued operations	—	—	—	—	—
Effect of exchange rate changes on cash and cash equivalents	—	—	(0.9)	—	(0.9)
Net increase (decrease) in cash and cash equivalents	99.8	0.3	(220.2)	—	(120.1)
Cash and cash equivalents, beginning of period	164.2	2.0	728.0	—	894.2
Cash and cash equivalents, end of period	$264.0	$2.3	$507.8	$—	$774.1

TEREX CORPORATION
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2010
(in millions)

	Terex Corporation	Wholly-owned Guarantors	Non-guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Net cash (used in) provided by operating activities of continuing operations	$(454.0)	$65.6	$(221.7)	$—	$(610.1)
Cash flows from investing activities
Capital expenditures	(8.7)	(10.6)	(35.7)	—	(55.0)
Acquisition of business	(12.8)	—	—	—	(12.8)
Investments in and advances to affiliates	(14.6)	—	(4.7)	—	(19.3)
Proceeds from disposition of discontinued operations	294.8	—	707.2	—	1,002.0
Investments in derivative securities	(21.1)	—	—	—	(21.1)
Proceeds from sale of assets	2.4	1.4	6.2	—	10.0
Intercompany investing activities	(17.9)	—	—	17.9	—
Net cash provided by (used in) investing activities of continuing operations	222.1	(9.2)	673.0	17.9	903.8
Cash flows from financing activities
Repayments of debt	(159.3)	(51.6)	(154.6)	—	(365.5)
Proceeds from issuance of debt	—	—	73.9	—	73.9
Payment of debt issuance cost	(6.0)	(0.8)	(1.0)	—	(7.8)
Purchase of noncontrolling interest	—	—	(12.9)	—	(12.9)
Distributions to noncontrolling interest	—	(0.2)	(3.2)	—	(3.4)
Intercompany financing activities	—	—	17.9	(17.9)	—
Other financing activities, net	1.3	(0.1)	(1.2)	—	—
Net cash used in financing activities of continuing operations	(164.0)	(52.7)	(81.1)	(17.9)	(315.7)
Cash flows from discontinued operations
Net cash used in operating activities of discontinued operations	(19.3)	(2.2)	(31.6)	—	(53.1)
Net cash provided by investing activities of discontinued operations	—	—	0.1	—	0.1
Net cash provided by financing activities of discontinued operations	—	—	—	—	—
Net cash used in discontinued operations	(19.3)	(2.2)	(31.5)	—	(53.0)
Effect of exchange rate changes on cash and cash equivalents	—	—	(2.0)	—	(2.0)
Net (decrease) increase in cash and cash equivalents	(415.2)	1.5	336.7	—	(77.0)
Cash and cash equivalents, beginning of period	579.4	0.5	391.3	—	971.2
Cash and cash equivalents, end of period	$164.2	$2.0	$728.0	$—	$894.2

TEREX CORPORATION
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2009
(in millions)

	Terex Corporation	Wholly- owned Guarantors	Non- guarantor Subsidiaries	Intercompany Eliminations	Consolidated
Net cash (used in) provided by operating activities	$36.1	$(14.1)	$(62.6)	$—	$(40.6)
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	—	—	(9.8)	—	(9.8)
Capital expenditures	(11.4)	(7.4)	(31.6)	—	(50.4)
Proceeds from sale of assets	0.2	1.2	4.7	—	6.1
Intercompany investing activities	(71.1)	0.3	0.5	70.3	—
Net cash used in investing activities	(82.3)	(5.9)	(36.2)	70.3	(54.1)
Cash flows from financing activities
Repayments of debt	(527.8)	(2.5)	(154.7)	—	(685.0)
Proceeds from issuance of debt	1,035.5	—	78.8	—	1,114.3
Proceeds from issuance of common stock	156.3	—	—	—	156.3
Payment of debt issuance costs	(17.2)	—	—	—	(17.2)
Purchase of noncontrolling interest	—	(1.7)	—	—	(1.7)
Distributions to noncontrolling interest	—	(1.0)	(6.1)	—	(7.1)
Intercompany financing activities	(0.5)	1.7	69.1	(70.3)	—
Other financing activities, net	0.6	—	(1.4)	—	(0.8)
Net cash provided by (used in) financing activities	646.9	(3.5)	(14.3)	(70.3)	558.8
Cash flows from discontinued operations
Net cash (used in) provided by operating activities of discontinued operations	(22.6)	19.2	6.3	—	2.9
Net cash used in investing activities of discontinued operations	(0.2)	(0.4)	(6.4)	—	(7.0)
Net cash used in financing activities of discontinued operations	—	(0.2)	—	—	(0.2)
Net cash provided by (used in) discontinued operations	(22.8)	18.6	(0.1)	—	(4.3)
Effect of exchange rate changes on cash and cash equivalents	—	—	27.0	—	27.0
Net increase (decrease) in cash and cash equivalents	577.9	(4.9)	(86.2)	—	486.8
Cash and cash equivalents, beginning of period	1.5	5.4	477.5	—	484.4
Cash and cash equivalents, end of period	$579.4	$0.5	$391.3	$—	$971.2